Stock-Based Compensation - Schedule of Non-Vested Share Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common Shares - Class B
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance	116,666	133,333
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price, Beginning Balance	$ 1.28	$ 1.20
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	4,054,980	2,029,821
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.17	$ 0.95
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	(4,084,646)	(1,946,488)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 0.18	$ 0.98
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares		(100,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value		$ 1.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares, Ending Balance	87,000	116,666
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price, Ending Balance	$ 0.75	$ 1.28
Common Shares - Class A
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price, Beginning Balance	$ 0.19	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		9,818,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.19
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		(9,818,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value		$ 0.19
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares, Ending Balance		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price, Ending Balance		$ 0.19